Income Taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands			12 Months Ended
	Feb. 03, 2016	Feb. 02, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense(1)			$ 28,000	$ 79,000	$ 23,000
Adjustments in respect of deferred income tax of previous years			0	0	(3,000)
Deferred income tax expense (recovery) related to the origination and reversal of temporary differences			(61,000)	(110,000)	16,000
Deferred income tax expense related to temporary difference on investment in subsidiary			0	0	11,000
Deferred income tax expense resulting from changes in tax rates or laws			0	110,000	1,000
Writedown (reversal of writedown) of deferred income tax assets			27,000	(15,000)	(10,000)
Income tax expense (recovery)			(6,000)	64,000	38,000
Current income tax expense			28,000	79,000	23,000
Deferred income tax expense (recovery)			(34,000)	(15,000)	$ 15,000
Deferred income tax liabilities (Note 11)			501,000	$ 549,000
Net deferred tax assets			6,000
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense (Benefit)			104,000
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Deferred Tax Liability, Income Tax (Expense) Benefit			110,000
Deferred tax expense (income) recognised in profit or loss			1,000
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Deferred Tax Recovery			$ 111,000
Corporate tax rate			26.80%	26.80%	26.70%
New Brunswick
Disposal Groups, Including Discontinued Operations [Line Items]
Corporate tax rate	1400.00%	1200.00%
Solomon Power Station
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense(1)			$ 56,000
Canadian Assets
Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax liabilities (Note 11)				$ 8,000
New Richmond
Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax liabilities (Note 11)			$ 3,000